Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Goodwill and other intangible assets	Goodwill and other intangible assets
Changes in goodwill and other intangible assets for the Company periods are as follows:

Amounts in thousands USD	Goodwill	Customer relation	Technology	Brand and Licenses	Development Cost	Total
Cost
As of January 01, 2021	$186,020	$45,582	$99,005	$28,385	$8,614	$367,606
Additions	—	—	—	593	3,733	4,326
Translation differences	(17,589)	(4,310)	(9,361)	(2,712)	(1,005)	(34,977)
As of December 31, 2021	$168,431	$41,272	$89,644	$26,266	$11,342	$336,955
Additions	—	—	—	77	1,300	1,377
Translation differences	(22,486)	(5,510)	(11,968)	(3,506)	(1,573)	(45,043)
As of December 31, 2022	$145,945	$35,762	$77,676	$22,837	$11,069	$293,289
Amortization and impairment
As of January 01, 2021	$—	$8,164	$12,038	$17	$—	$20,219
Amortization	—	4,349	6,297	41	401	11,088
Translation differences	—	(995)	(1,459)	(3)	(19)	(2,476)
As of December 31, 2021	$—	$11,518	$16,876	$55	$382	$28,831
Amortization	—	3,704	5,363	88	2,056	11,211
Translation differences	—	(1,665)	(2,438)	(9)	(121)	(4,233)
As of December 31, 2022	$—	$13,557	$19,801	$134	$2,317	$35,809
Net Book Value
As of December 31, 2022	$145,945	$22,205	$57,875	$22,703	$8,752	$257,480
As of December 31, 2021	$168,431	$29,754	$72,768	$26,211	$10,960	$308,124
Test of goodwill and indefinite lived assets impairment
For impairment testing, goodwill acquired through business combinations and brands with indefinite useful lives are allocated to the Kit and Services CGUs, which are reportable segments.

	Amounts in thousands USD
As of December 31, 2022	Kit	Services	Total
Goodwill	$116,274	$29,671	$145,945
Brands	13,291	8,817	22,108

As of December 31, 2021	Kit	Services	Total
Goodwill	$134,189	$34,242	$168,431
Brands	15,338	10,176	25,514

The recoverable amounts of the CGUs’ value-in-use calculation is based on cash flow projections from financial budgets approved by senior management covering a ten-year period. The forecast period exceeds 5 years since the market for Olink's products is a relatively new market and we expect strong growth over the next 10 years.

The discount rates used in 2022 and 2021 is based on the Company’s WACC of 17% and 19% respectively, as both CGUs have integrated operations across the business. The discount rate is adjusted where appropriate for specific segment, country and currency risks. The valuation methodology uses significant inputs which are not based on observable market data; therefore, this valuation technique is classified as level 3 in the fair value hierarchy.
Details relating to the discounted cash flow models used in the impairment tests of the Kit and Services CGUs are as follows:

Valuation basis	Value in use
Key assumptions	•Sales growth rates •Terminal growth rate •Discount rate
Determination of assumptions
•Sales growth rates are internal forecasts based on both internal and external market information

•Terminal growth rates based on management’s estimate of future long-term average growth rates

•Discount rates based on the Company’s WACC, adjusted where appropriate.

Period of specific projected cash flows	10 years
Terminal growth rate and discount rate	Terminal growth rate		Discount rate 2022/2021
	Kit and Services CGUs	2% per annum	17%/ 19%

The Company performed its annual goodwill impairment test for each of its reporting units as of September 30, 2022 and 2021 using a discounted cash flow analysis, concluding that the recoverable amounts of all of its reporting units were in excess of their carrying values. No impairment of goodwill was required. In the Consolidated Financial Statements for 2021 the disclosure stated that the impairment test was performed as of December 31, but that was an incorrect wording since the impairment test for previous year was performed as of September 30.

The discounted cash flow analysis includes management’s current assumptions as to future cash flows and long-term growth rates. A sensitivity analysis including all key assumptions is performed and management believe that no reasonably possible change in any of the above key assumptions would cause the carrying value to materially exceed the recoverable value. For all cash generating units there is sufficient headroom before any changes in key assumptions would cause a valuation adjustment. The performed sensitivity analysis demonstrates that the value of goodwill and other intangible assets with indefinite useful life is more than defensible even if the discount rate is increased with one percentage point and if the growth rate after the forecast period is decreased with half percentage point for all cash generating units. Even forecasts for sales growth is included in the sensitivity analysis and no reasonable changes in this would cause a need of impairment.